Wireless Equipment Installment Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Long-term portion of financing receivables	$ 6,628,000,000	$ 4,535,000,000
Verizon Edge
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum number of days before customers become eligible to upgrade their phone to a new phone under Verizon Edge	30 days
Guarantee liability	700,000,000
Finance Leases Financing Receivable | Verizon Edge
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current portion of financing receivables	2,300,000,000
Long-term portion of financing receivables	$ 1,200,000,000